Pension Plan - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Employer's benefits	$ 1,055	$ 1,495	$ 1,635